Condensed Consolidated Balance Sheets Unaudited (Parentheticals) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary stock, par value (in Dollars per share)	$ 0	$ 0	$ 0
Ordinary stock, shares issued	30,844,642	30,844,642	27,037,302
Ordinary stock, shares outstanding	30,844,642	30,844,642	27,037,302